Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	$ 147	$ 429	$ 136	$ 550
Comprehensive income attributable to noncontrolling interests	(2)	3	(1)	4
Comprehensive income attributable to CNH Industrial N.V.	149	426	137	546
CNH Industrial N.V. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	149	426	137	546
Comprehensive income attributable to CNH Industrial N.V.	149	426	137	546
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	106	173	130	341
Comprehensive income attributable to CNH Industrial N.V.	106	173	130	341
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	314	(328)	286	295
Comprehensive income attributable to CNH Industrial N.V.	314	(328)	286	295
All Other Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	88	303	(181)	326
Comprehensive income attributable to noncontrolling interests	(2)	3	(1)	4
Comprehensive income attributable to CNH Industrial N.V.	90	300	(180)	322
Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(510)	(145)	(236)	(958)
Comprehensive income attributable to CNH Industrial N.V.	$ (510)	$ (145)	$ (236)	$ (958)